Share-Based Compensation (Details Textual) - ILS (₪) ₪ / shares in Units, ₪ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	May 17, 2018	Nov. 23, 2015	Jan. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Share-Based Compensation (Textual)
Exercisable ordinary shares		2,658,246
Unlisted option pool	17,100,000
Number of options granted		2,658,246
Fair value of options, grant		₪ 3,033		₪ 11,235	₪ 11,235
Exercise price per share		₪ 1.286
Board of Directors [Member]
Share-Based Compensation (Textual)
Unlisted option pool	4,392,029
Deputy CEO and CFO [Member]
Share-Based Compensation (Textual)
Options exercised			310,180
Option expiration date			Feb. 28, 2018
Exercisable ordinary shares			310,180
Number of remaining options exercised			297,420